AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 85.8%	Shares	Value
Alpha Architect 1-3 Month Box ETF (a)(b)	6,434	$734,570
Fidelity MSCI Financials Index ETF	3,610	267,790
Financial Select Sector SPDR Fund	10,805	565,858
Goldman Sachs ActiveBeta International Equity ETF	13,547	559,559
Invesco QQQ Trust Series 1	49,402	31,077,316
Invesco S&P International Developed Momentum ETF	6,290	339,094
iShares 0-3 Month Treasury Bond ETF	207,362	20,885,501
iShares 0-5 Year TIPS Bond ETF	201,805	20,830,312
iShares Core MSCI EAFE ETF	110,071	9,696,154
iShares Core MSCI Emerging Markets ETF	145,271	9,917,651
iShares Core MSCI Total International Stock ETF	21,461	1,801,651
iShares Core S&P Mid-Cap ETF	94,729	6,150,754
iShares Core S&P Small-Cap ETF	52,254	6,155,521
iShares Core S&P U.S. Growth ETF	108,245	18,383,248
iShares Global 100 ETF	263,992	33,278,832
iShares MSCI ACWI ETF	34,535	4,883,594
iShares Russell Mid-Cap ETF	3,704	354,695
iShares S&P 100 ETF	74,737	25,808,181
John Hancock Multi-Factor Mid Cap ETF	28,405	1,830,418
JPMorgan Diversified Return Emerging Markets Equity ETF	4,706	281,889
Pacer Developed Markets International Cash Cows 100 ETF	71,250	2,708,213
Vanguard Small-Cap ETF	1,325	337,862
Vanguard Total World Stock ETF	55,156	7,754,382
Vanguard Ultra Short Bond ETF	49,797	2,487,858
WisdomTree US SmallCap Fund	6,617	363,141
TOTAL EXCHANGE TRADED FUNDS (Cost $155,314,439)		207,454,044

COMMON STOCKS - 14.0%
Communication Services - 1.4%
Interactive Media & Services - 1.2%
Alphabet, Inc. - Class A	5,839	1,641,868
Alphabet, Inc. - Class C	2,079	585,904
Meta Platforms, Inc. - Class A	1,189	770,888
		2,998,660
Movies & Entertainment - 0.2%
Netflix, Inc. (a)	312	349,085
Walt Disney Co.	1,726	194,382
		543,467
Total Communication Services		3,542,127

Consumer Discretionary - 1.1%
Apparel Retail - 0.2%
TJX Cos., Inc.	2,995	419,719

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 14.0% (CONTINUED)	Shares	Value
Automobile Manufacturers - 0.2%
Tesla, Inc. (a)	941	$429,623

Broadline Retail - 0.6%
Amazon.com, Inc. (a)	6,059	1,479,729

Home Improvement Retail - 0.1%
Home Depot, Inc.	658	249,770
Total Consumer Discretionary		2,578,841

Consumer Staples - 0.5%
Consumer Staples Merchandise Retail - 0.4%
Costco Wholesale Corp.	533	485,803
Walmart, Inc.	4,455	450,757
		936,560
Household Products - 0.1%
Procter & Gamble Co.	1,352	203,300
Total Consumer Staples		1,139,860

Energy - 0.1%
Integrated Oil & Gas - 0.1%
Exxon Mobil Corp.	2,754	314,947

Financials - 3.6%
Asset Management & Custody Banks - 0.4%
Blackrock, Inc.	373	403,888
Blackstone, Inc.	3,354	491,831
		895,719
Diversified Banks - 0.8%
Bank of America Corp.	4,572	244,374
Citigroup, Inc.	2,192	221,896
JPMorgan Chase & Co.	4,643	1,444,530
		1,910,800
Insurance Brokers - 0.1%
Marsh & McLennan Cos., Inc.	1,352	240,859

Investment Banking & Brokerage - 0.2%
Goldman Sachs Group, Inc.	262	206,815
Morgan Stanley	1,814	297,496
		504,311
Multi-Sector Holdings - 0.2%
Berkshire Hathaway, Inc. - Class B (a)	1,204	574,958

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 14.0% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.6%
Chubb Ltd.	13,310	$3,686,071
Progressive Corp.	789	162,534
		3,848,605
Transaction & Payment Processing Services - 0.3%
Visa, Inc. - Class A	2,037	694,087
Total Financials		8,669,339

Health Care - 1.1%
Biotechnology - 0.1%
AbbVie, Inc.	1,145	249,656

Health Care Equipment - 0.1%
Boston Scientific Corp. (a)	2,421	243,843

Managed Health Care - 0.4%
UnitedHealth Group, Inc.	2,778	948,853

Pharmaceuticals - 0.5%
Eli Lilly & Co.	645	556,545
Johnson & Johnson	3,053	576,620
		1,133,165
Total Health Care		2,575,517

Industrials - 0.7%
Aerospace & Defense - 0.3%
General Electric Co.	911	281,453
RTX Corp.	2,664	475,524
		756,977
Construction & Engineering - 0.1%
EMCOR Group, Inc.	424	286,531

Human Resource & Employment Services - 0.1%
Automatic Data Processing, Inc.	588	153,056

Industrial Machinery & Supplies & Components - 0.1%
Parker-Hannifin Corp.	284	219,484

Research & Consulting Services - 0.1%
Verisk Analytics, Inc.	1,026	224,448
Total Industrials		1,640,496

Information Technology - 5.5%
Application Software - 0.1%
Intuit, Inc.	355	236,980

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 14.0% (CONTINUED)	Shares	Value
Communications Equipment - 0.1%
Cisco Systems, Inc.	3,789	$277,014

IT Consulting & Other Services - 0.2%
International Business Machines Corp.	1,300	399,633

Semiconductor Materials & Equipment - 0.1%
ASML Holding NV	334	353,783

Semiconductors - 1.7%
Broadcom, Inc.	4,715	1,742,806
NVIDIA Corp.	11,860	2,401,531
		4,144,337
Systems Software - 1.2%
Microsoft Corp.	4,890	2,532,091
Oracle Corp.	1,022	268,387
		2,800,478
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	18,750	5,069,438
Total Information Technology		13,281,663

Utilities - 0.0%(c)
Gas Utilities - 0.0%(c)
UGI Corp.	3,564	119,145
TOTAL COMMON STOCKS (Cost $13,049,093)		33,861,935

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.03% (d)	503,046	503,046
TOTAL MONEY MARKET FUNDS (Cost $503,046)		503,046

TOTAL INVESTMENTS - 100.0% (Cost $168,866,578)		$241,819,025
Liabilities in Excess of Other Assets - (0.0)% (c)		(62,748)
TOTAL NET ASSETS - 100.0%		$241,756,277
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Represents less than 0.05% or (0.05)% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Amplius Aggressive Asset Allocation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Exchange Traded Funds	$207,454,044	$—	$—	$207,454,044
Common Stocks	33,861,935	—	—	33,861,935
Money Market Funds	503,046	—	—	503,046
Total Investments	$241,819,025	$—	$—	$241,819,025
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

TRANSACTIONS WITH AFFILIATES

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended October 31, 2025:

Alpha Architect 1-3 Month Box
Value, Beginning of Period	$—
Purchases	908,703
Proceeds from Sales	(197,589)
Net Realized Gains (Losses)	454
Change in Unrealized Appreciation (Depreciation)	23,002
Value, End of Period	$734,570
Dividend Income	$—

Shares, Beginning of Period	—
Number of Shares Purchased	8,177
Number of Shares Sold	(1,743)
Shares, End of Period	6,434